Guarantor Non-Guarantor Subsidiary Financial Information Level 4 (Details) - Consolidating Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets
Cash and cash equivalents (including restricted cash)	$ 393	$ 419
Short-term investments	7	5
Accounts receivable, net	601	527
Intercompany accounts receivable	0	0
Intercompany loans receivable - current portion	0	0
Finished and in-process goods	257	262
Raw materials and supplies	103	105
Other current assets	72	81
Total current assets	1,433	1,399
Investment in unconsolidated entities	45	42
Deferred income taxes	13	360
Other assets, net	134	109
Intercompany loans receivable	0	0
Property, Plant and Equipment, Net	1,047	1,167
Goodwill	112	169	167
Other intangible assets, net	82	91
Total assets	2,866	3,337
Current liabilities
Accounts and drafts payable	483	418
Intercompany accounts payable	0	0
Debt payable within one year	109	76
Intercompany loans payable within one year	0	0
Affiliated debt payable within one year		0
Interest payable	83	63
Income taxes payable	12	4
Accrued payroll and incentive compensation	47	40
Other current liabilities	127	129
Total current liabilities	861	730
Long-term debt	3,665	3,419
Intercompany loans payable	0	0
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0
Long-term pension and post employment benefit obligations	234	309
Long-term deferred income taxes	25	18
Other long-term liabilities	163	159
Advance from affiliates		0
Total liabilities	4,948	4,635
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(2,081)	(1,298)
Noncontrolling interest	(1)	0
Total deficit	(2,082)	(1,298)	(1,768)	(2,021)
Total liabilities and deficit	2,866	3,337
Momentive Specialty Chemicals Inc. [Member]
Current assets
Cash and cash equivalents (including restricted cash)	165	276
Short-term investments	0	0
Accounts receivable, net	179	177
Intercompany accounts receivable	190	126
Intercompany loans receivable - current portion	216	162
Finished and in-process goods	105	109
Raw materials and supplies	38	35
Other current assets	27	38
Total current assets	920	923
Investment in unconsolidated entities	351	252
Deferred income taxes	0	337
Other assets, net	31	0
Intercompany loans receivable	1,251	773
Property, Plant and Equipment, Net	491	493
Goodwill	52	93
Other intangible assets, net	47	53
Total assets	3,143	2,924
Current liabilities
Accounts and drafts payable	165	136
Intercompany accounts payable	130	96
Debt payable within one year	20	13
Intercompany loans payable within one year	173	197
Affiliated debt payable within one year		0
Interest payable	10	12
Income taxes payable	4	3
Accrued payroll and incentive compensation	19	14
Other current liabilities	65	64
Total current liabilities	586	535
Long-term debt	309	860
Intercompany loans payable	3,388	2,303
Accumulated losses of unconsolidated subsidiaries in excess of investment	773	325
Long-term pension and post employment benefit obligations	50	98
Long-term deferred income taxes	8	0
Other long-term liabilities	110	101
Advance from affiliates		0
Total liabilities	5,224	4,222
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(2,081)	(1,298)
Noncontrolling interest	0
Total deficit	(2,081)
Total liabilities and deficit	3,143	2,924
Subsidiary Issuers [Member]
Current assets
Cash and cash equivalents (including restricted cash)	5	0
Short-term investments	0	0
Accounts receivable, net	0	0
Intercompany accounts receivable	89	52
Intercompany loans receivable - current portion	0	0
Finished and in-process goods	0	0
Raw materials and supplies	0	0
Other current assets	0	0
Total current assets	94	52
Investment in unconsolidated entities	0	0
Deferred income taxes	0	0
Other assets, net	59	42
Intercompany loans receivable	3,355	2,273
Property, Plant and Equipment, Net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Total assets	3,508	2,367
Current liabilities
Accounts and drafts payable	0	0
Intercompany accounts payable	0	4
Debt payable within one year	0	0
Intercompany loans payable within one year	0	0
Affiliated debt payable within one year		0
Interest payable	72	51
Income taxes payable	0	0
Accrued payroll and incentive compensation	0	0
Other current liabilities	0	0
Total current liabilities	72	55
Long-term debt	3,326	2,138
Intercompany loans payable	0	4
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0
Long-term pension and post employment benefit obligations	0	0
Long-term deferred income taxes	2	1
Other long-term liabilities	6	6
Advance from affiliates		0
Total liabilities	3,406	2,204
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	102	163
Noncontrolling interest	0
Total deficit	102
Total liabilities and deficit	3,508	2,367
Combined Subsidiary Guarantors [Member]
Current assets
Cash and cash equivalents (including restricted cash)	0	0
Short-term investments	0	0
Accounts receivable, net	0	0
Intercompany accounts receivable	0	0
Intercompany loans receivable - current portion	0	0
Finished and in-process goods	0	0
Raw materials and supplies	0	0
Other current assets	0	0
Total current assets	0	0
Investment in unconsolidated entities	29	42
Deferred income taxes	0	0
Other assets, net	2	28
Intercompany loans receivable	29	27
Property, Plant and Equipment, Net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Total assets	60	97
Current liabilities
Accounts and drafts payable	0	0
Intercompany accounts payable	0	1
Debt payable within one year	0	0
Intercompany loans payable within one year	0	0
Affiliated debt payable within one year		0
Interest payable	0	0
Income taxes payable	0	0
Accrued payroll and incentive compensation	0	0
Other current liabilities	0	0
Total current liabilities	0	1
Long-term debt	0	0
Intercompany loans payable	7	7
Accumulated losses of unconsolidated subsidiaries in excess of investment	261	107
Long-term pension and post employment benefit obligations	0	0
Long-term deferred income taxes	0	0
Other long-term liabilities	0	0
Advance from affiliates		0
Total liabilities	268	115
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(208)	(18)
Noncontrolling interest	0
Total deficit	(208)
Total liabilities and deficit	60	97
Combined Non-Guarantor Subsidiaries [Member]
Current assets
Cash and cash equivalents (including restricted cash)	223	143
Short-term investments	7	5
Accounts receivable, net	422	350
Intercompany accounts receivable	374	318
Intercompany loans receivable - current portion	278	624
Finished and in-process goods	152	153
Raw materials and supplies	65	70
Other current assets	45	43
Total current assets	1,566	1,706
Investment in unconsolidated entities	28	18
Deferred income taxes	13	23
Other assets, net	42	39
Intercompany loans receivable	4,221	3,835
Property, Plant and Equipment, Net	556	674
Goodwill	60	76
Other intangible assets, net	35	38
Total assets	6,521	6,409
Current liabilities
Accounts and drafts payable	318	282
Intercompany accounts payable	523	395
Debt payable within one year	89	63
Intercompany loans payable within one year	321	589
Affiliated debt payable within one year		0
Interest payable	1	0
Income taxes payable	8	1
Accrued payroll and incentive compensation	28	26
Other current liabilities	62	65
Total current liabilities	1,350	1,421
Long-term debt	30	421
Intercompany loans payable	5,461	4,594
Accumulated losses of unconsolidated subsidiaries in excess of investment	0	0
Long-term pension and post employment benefit obligations	184	211
Long-term deferred income taxes	15	17
Other long-term liabilities	47	52
Advance from affiliates		0
Total liabilities	7,087	6,716
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	(565)	(307)
Noncontrolling interest	(1)
Total deficit	(566)
Total liabilities and deficit	6,521	6,409
Eliminations [Member]
Current assets
Cash and cash equivalents (including restricted cash)	0	0
Short-term investments	0	0
Accounts receivable, net	0	0
Intercompany accounts receivable	(653)	(496)
Intercompany loans receivable - current portion	(494)	(786)
Finished and in-process goods	0	0
Raw materials and supplies	0	0
Other current assets	0	0
Total current assets	(1,147)	(1,282)
Investment in unconsolidated entities	(363)	(270)
Deferred income taxes	0	0
Other assets, net	0	0
Intercompany loans receivable	(8,856)	(6,908)
Property, Plant and Equipment, Net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Total assets	(10,366)	(8,460)
Current liabilities
Accounts and drafts payable	0	0
Intercompany accounts payable	(653)	(496)
Debt payable within one year	0	0
Intercompany loans payable within one year	(494)	(786)
Affiliated debt payable within one year		0
Interest payable	0	0
Income taxes payable	0	0
Accrued payroll and incentive compensation	0	0
Other current liabilities	0	0
Total current liabilities	(1,147)	(1,282)
Long-term debt	0	0
Intercompany loans payable	(8,856)	(6,908)
Accumulated losses of unconsolidated subsidiaries in excess of investment	(1,034)	(432)
Long-term pension and post employment benefit obligations	0	0
Long-term deferred income taxes	0	0
Other long-term liabilities	0	0
Advance from affiliates		0
Total liabilities	(11,037)	(8,622)
Total Momentive Specialty Chemicals Inc. shareholder’s (deficit) equity	671	162
Noncontrolling interest	0
Total deficit	671
Total liabilities and deficit	$ (10,366)	$ (8,460)